Mezzanine Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Mezzanine Equity
Note 17 – Mezzanine Equity
Legacy Bridger Series C Preferred Shares
On April 25, 2022, Legacy Bridger authorized and issued
315,789.473684
Legacy
Bridger Series C Preferred Shares for aggregate proceeds of $
288,516
 thousand, net of issuance costs of $
11,484
 thousand. The Legacy Bridger Series C Preferred Shares ranked senior to Legacy Bridger’s common shares and ranked subordinate to Legacy Bridger Series A Preferred Shares, which were later redeemed in 2022, with respect to the distribution of assets upon liquidation or certain triggering events. The
Legacy
Bridger Series C Preferred Shares did not participate in earnings of Legacy Bridger and were non-voting
shares.
Prior to the consummation of the qualified public offering, the Legacy Bridger Series C Preferred Shares accrued interest daily at 7% per annum for the first year, 9% per annum for the second year and 11% per annum thereafter and were compounded semi-annually at June 30th and December 31st of each year. Following the consummation of a qualified public offering, the Legacy Bridger Series C Preferred Shares were to accrue interest daily at 7% per annum for the first 6 years, 9% per annum for the seventh year and 11% per annum thereafter, compounded semi-annually. Accrued interest for the Legacy Bridger Series C Preferred Shares was $15,344 thousand as of December 31, 2022 recorded to increase the redemption amount in mezzanine equity.
Upon the Closing, Legacy Bridger surrendered and exchanged all 315,789.473684 issued and outstanding Legacy Bridger Series C Preferred Shares into 315,789.473684 shares of Series A Preferred Stock. The Company’s Certificate of Incorporation included provisions of the Legacy Bridger Series C Preferred Shares that were already in effect prior to the consummation of the Reverse Recapitalization. As a result of the Reverse Recapitalization, the maximum redemption value of the Company’s Series A Preferred Stock changed to approximately $332,659 thousand and excluded the 50% multiplier which had historically been included in the maximum redemption value of Legacy Bridger Series C Preferred Shares.
The Legacy Bridger Series C Preferred Shares were convertible at the election of the holder into shares of Legacy Bridger’s Class B common stock after the occurrence of certain specified events, including after a qualified public offering, without the payment of additional consideration by the holder into such number of Legacy Bridger Class B common stock as determined by dividing the original issue price, plus accrued interest by a conversion price in effect at the time of conversion. The conversion price of Legacy Bridger Series C Preferred Shares was initially equal to $12.929104. The applicable conversion price was subject to future adjustments upon the occurrence of a qualified public offering.
The Legacy Bridger Series C Preferred Shares were mandatorily redeemable by Legacy Bridger on April 25, 2032 at an amount dependent on whether the redemption occurs prior or following a qualified public offering. If the mandatory redemption occurs prior to the consummation of a qualified public offering, the redemption amount was equal to the stated value, plus the initial issue price multiplied by 50%, plus accrued but unpaid interest. If the mandatory redemption occurs following the consummation of a qualified public offering, the redemption amount was equal to the stated value, plus accrued but unpaid interest. The Legacy Bridger Series C Preferred Shares were also redeemable upon certain triggering events outside of the control of Legacy Bridger. The redemption events include redemption by the holder after March 29, 2027 and prior to a qualified public offering, or a fundamental change in Legacy Bridger’s voting and governance structure such as the sale of Legacy Bridger or its subsidiaries representing more than 50% of Legacy Bridger’s voting stock or a similar liquidity event.
Given the conversion feature was considered substantive, the mandatory redemption date was not certain and the optional redemption was upon the occurrence of certain events that are considered not solely within Legacy Bridger’s control, the Legacy Bridger Series C Preferred Shares were classified as mezzanine equity.
The Company identified certain conversion and redemption features that are required to be bifurcated from the host instrument as embedded derivative liabilities. The Legacy Bridger Series C Preferred Shares contained a clause which allowed for an increase of 2% interest per annum to be accrued by the holders of the Legacy Bridger Series C Preferred Shares in the event of a default under certain financing facilities, including noncompliance with certain financial covenants, during the period from 30 days after the occurrence of such default until such default was cured or remediated. The Company expected to be exposed to the 2% interest rate increase for no more than 2 months. As of December 31, 2022, the fair value of the embedded derivative was $1,039 thousand recorded as a liability in the Condensed Consolidated Balance Sheets and remeasured to fair value at each balance sheet date with changes in fair value recorded within Interest expense in the Condensed Consolidated Statements of Operations. The Company also entered into a letter agreement with JPMCF on April 9, 2022 to pay an excess hold fee of 5% of the aggregate initial stated value of the Legacy Bridger Series C Preferred Shares held by JPMCF in excess of $157,894,736.84 as of March 15, 2023. Further details of the freestanding derivative and subsequent excess hold fee payable are described in
“Note 10 – Interest Rate Swap and Freestanding Derivative.”
The Company determined the fair value of the other features requiring bifurcation, both individually and in the aggregate were immaterial at inception and as of December 31, 2022. The fair value of these features will be assessed at each reporting date and will be recognized and remeasured at fair value, if material.
As of December 31, 2022, it was probable that the Legacy Bridger Series C Preferred Shares may become redeemable at either the holder’s option on or after March 29, 2027 and prior to the consummation of a qualified public offering or in the event of a qualified public offering. The Company elected to recognize changes in redemption value immediately, adjusting the Legacy Bridger Series C Preferred Shares to the maximum redemption value at each reporting date. As of December 31, 2022, the Legacy Bridger Series C Preferred Shares were carried at their redemption value of $489,022 thousand.

Series A Preferred Stock
The Series A Preferred Stock are convertible at the election of the holders into shares of Common Stock, without the payment of additional consideration by the holders into such number of shares of Common Stock as determined by dividing the original issue price, plus accrued interest by a conversion price equal to $11 at the time of conversion.
Shares of Series A Preferred Stock are mandatorily redeemable by the Company on April 25, 2032 at a redemption amount that is equal to the stated value, plus accrued but unpaid interest. Accrued interest for the Series A Preferred Stock was $10,080 thousand as of June 30, 2023. Shares of Series A Preferred Stock are also redeemable upon certain triggering events outside of the control of the Company. The triggering events include redemption by the holder on or after April 25, 2027, or a fundamental change in the Company’s voting and governance structure such as the sale of the Company or its subsidiaries representing more than 50% of the Company’s voting stock or a similar liquidity event.
As of the Closing Date and June 30, 2023, it is probable that the Series A Preferred Stock may become redeemable on April 25, 2032. The Company has elected to recognize changes in redemption value immediately, adjusting the preferred stock to the maximum redemption value at each reporting date. Upon Closing, the Series A Preferred Stock had both a carrying value and redemption value of $332,659 thousand, the 50% multiplier, valued at $156,363 thousand, was removed. As of June 30, 2023, the Series A Preferred Stock had both a carrying value and redemption value of $342,739 thousand. Refer to table below.
As of June 30, 2023 the fair value of the embedded derivative related to the event of default is $815 thousand recorded as a liability on the Unaudited Condensed Consolidated Balance Sheets and remeasured to fair value at each balance sheet date with changes in fair value recorded within Interest expense or income on the Unaudited Condensed Consolidated Statements of Operations.
The Company determined the fair value of the other features requiring bifurcation, both individually and in the aggregate were immaterial at June 30, 2023. The fair value of these features will be assessed at each reporting date and will be recognized and remeasured at fair value, if material.
Additionally, the reduction of the conversion price from $12.9 to $11 triggered a down round conversion feature embedded in the Series A Preferred Stock upon Closing. The Company recognized the value of the effect of a down round feature as a deemed dividend, increasing loss available to common stockholders in the computation of the net (loss) income per share by approximately zero and $48 million during the three and six months ended June 30, 2023. As of June 30, 2023, there are 31,158,962 shares of Common Stock issuable upon conversion.

	Redeemable Series A Preferred Stock
	Shares	Amounts
Issued as of the Closing Date	315,789.473684	$332,658,947
Adjustment to maximum redemption value	—	10,080,022

Balance as of June 30, 2023	315,789.473684	$342,738,969

	Redeemable Legacy Bridger Series C Preferred Shares
	Shares	Amounts
Issuance of Legacy Bridger Series C Preferred Shares	315,789.473684	$288,332,735
Adjustment to maximum redemption value	—	202,688,810

Balance as of December 31, 2022	315,789.473684	$489,021,545

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Mezzanine Equity
Note 18 – Mezzanine Equity
On April 25, 2022, the Company authorized and issued 315,789.473684 Series C Preferred shares with a par value of $0.001 per share for aggregate proceeds of $288,516 thousand, net of issuance costs of $11,484 thousand. The Series C Preferred shares rank senior to the Company’s common shares and rank subordinate to the Company’s Series A Preferred shares, which were later redeemed in 2022, with respect to the distribution of assets upon liquidation or certain triggering events. The Series C Preferred shares do not participate in earnings of the Company and are non-voting
shares.
Prior to the consummation of qualified public offering, the Series C Preferred shares accrue interest daily at 7% per annum for the first year, 9% per annum for the second year and 11% per annum thereafter and are compounded semi-annually at June 30 th
and December 31
st
of each year. Following the consummation of a qualified public offering, the Series C Preferred shares accrue interest daily at 7% per annum for the first 6 years, 9% per annum for the seventh year and 11% per annum thereafter, compounded semi-annually. Accrued interest for the Series C Preferred shares was $15,344 thousand as of December 31, 2022 recorded to increase the redemption amount in mezzanine equity.
The Series C Preferred shares are convertible at the election of the holder into shares of the Company’s Class B Common shares after the occurrence of certain specified events, including after a qualified public offering, without the payment of additional consideration by the holder into such number of Class B Common shares as determined by dividing the original issue price, plus accrued interest by a conversion price in effect at the time of conversion. The Series C Preferred shares conversion price shall initially be equal to $12.929104. The applicable conversion price is subject to future adjustments upon the occurrence of a qualified public offering.
The shares are mandatorily redeemable by the Company on April 25, 2032 at an amount dependent on whether the redemption occurs prior or following a qualified public offering. If the mandatory redemption occurs prior to the consummation of a qualified public offering, the redemption amount is equal to the stated value, plus the initial issue price multiplied by 50%, plus accrued but unpaid interest. If the mandatory redemption occurs following the consummation of a qualified public offering, the redemption amount is equal to the stated value, plus accrued but unpaid interest. The Series C Preferred shares are also redeemable upon certain triggering events outside of the control of the Company. The redemption events include redemption by the holder after March 29, 2027 and prior to a qualified public offering, or a fundamental change in the Company’s voting and governance structure such as the sale of the Company or its subsidiaries representing more than 50% of the Company’s voting stock or a similar liquidity event.
Given the conversion feature is considered substantive, the mandatory redemption date is not certain and the optional redemption is upon the occurrence of certain events that are considered not solely within the Company’s control, the Series C Preferred shares are classified as mezzanine equity.
The Company identified certain conversion and redemption features that are required to be bifurcated from the host instrument as embedded derivative liabilities. The Series C Preferred shares contains a clause which allows for an increase of 2% interest per annum to be accrued by the holders of the Series C Preferred shares in the event of a default under certain financing facilities, including noncompliance with certain financial covenants, during the period from 30 days after the occurrence of such default until such default is cured or remediated. The Company expects to be exposed to the 2% interest rate increase for no more than 2 months. As of December 31, 2022, the fair value of the embedded derivative is $1,039 thousand recorded as a liability in the consolidated balance sheets and remeasured to fair value at each balance sheet date with changes in fair value recorded within Interest expense in the consolidated statements of operations. The Company also entered into a letter
agreement with JPMCF on April 9, 2022 to pay an excess hold fee of 5% of the aggregate initial stated value of the Legacy Bridger Series C Preferred Shares held by JPMCF in excess of $157,894,736.84 as of March 15, 2023. Further details of the freestanding derivative are described in “
Note 11 – Interest Rate Swap and Freestanding Derivative
.”

The Comp
any determined the fair value of the other features requiring bifurcation, both individually and in the aggregate were immaterial at inception and as of December 31, 2022. The fair value of these features will be assessed at each reporting date and will be recognized and remeasured at fair value, if material.
As of December 31, 2022, it is probable that the Series C Preferred shares may become redeemable at either the holder’s option on or after March 29, 2027 and prior to the consummation of a qualified public offering or in the event of a qualified public offering. The Company has elected to recognize changes in redemption value immediately, adjusting the preferred shares to the maximum redemption value at each reporting date. As of December 31, 2022, the Series C Preferred shares had a carrying value of $331,134 thousand and a redemption value of $489,022 thousand.

	Redeemable Series C Preferred Shares
	Shares	Amounts
Issuance of Series C Preferred shares	315,789.473684	$288,332,735
Adjustment to maximum redemption value	—	202,688,810

Balance as of December 31, 2022	315,789.473684	$489,021,545